FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the  Shareholders  of the  Flaherty & Crumrine Preferred Income Fund ("PFD"):

     During the Fund's 3rd fiscal quarter, the economy slowed from its rapid growth earlier in the year and, for the first time in two years, the Federal Reserve paused in its ratcheting up of short-term interest rates. In this environment, the Fund performed very well, earning a total return of +3.0% on its net asset value (NAV) in the three months ended August 31st and +5.5% over its fiscal year-to-date.

     In a reversal of the weak markets for Treasury securities earlier in the year, when the Fund's hedging strategies contributed significantly to results, long-term interest rates declined during the recent fiscal quarter and the interest-rate hedge proved unnecessary. However, as always, we follow the Fund's investment strategy of maintaining the hedge in place, while attempting to control its cost. Doing so helps protect the value of the Fund's holdings against significant increases in long-term interest rates and potentially results in an increase in the Fund's distributable income. During the recent fiscal quarter, the Fund's NAV performed very well, even after absorbing the cost of the hedge.

    Conditions in the market for preferred securities continue to be positive. This market is somewhat amorphous, so we find it useful to break it down into smaller groups of similarly-structured issues. The market for traditional preferred STOCK (issues that pay dividends and may have tax advantages to certain investors which the Fund can pass through to its shareholders) has been delivering strong relative returns for some time. As of August 31st, this type of security comprised 62% of the Fund's portfolio.

     Since the beginning of 2006, fourteen new traditional preferred stock issues totaling $5.7 billion have been brought to market (increasing the sector total by roughly 10%); the additional supply has helped focus interest on traditional preferred stock and appears to have attracted new investors. Several of these recent issues have dividend rates that adjust every quarter to reflect changes in short-term interest rates. This floating-rate feature fits the Fund nicely because it tends to offset changes in the cost of the Fund's leverage and requires only a minimal interest-rate hedge. However, unless the level of income we can earn on this type of security goes up, we don't anticipate increasing the Fund's holdings much beyond present levels.

    The other major category of the preferred market is the fully taxable or "hybrid" preferred. Income from these issues is taxed as ordinary income to investors and is a deductible expense to the issuer. Taxable preferred securities comprise the lion's share of the preferred market, and the segment continues to grow rapidly. Over $24 billion of new taxable preferred securities have come to market in 2006. As of August 31st, 33% of the Fund's portfolio was invested in fully-taxable preferred securities.

    Much of the recent growth in taxable preferred securities has come from issuance of "enhanced" preferreds. These issues have certain terms and conditions which may result in better credit ratings for the issuer (which in turn helps keep their borrowing costs down). Since most of these features favor the issuer, investors should require a higher return. In our view, too often this is not the case. As a result, the portfolio's allocation to enhanced preferreds has increased at a much slower pace than that of the overall market.

     While changes in short-term interest rates affect the valuation of some of the Fund's securities (and therefore its NAV), short-term rates more directly affect the Fund's income and the amount of its dividend by influencing both the cost of its Money Market PreferredTM Stock (MMP(R)) leverage and its hedging strategy. The Fund's leverage generally produces additional distributable income for its Common Stock shareholders. The amount of this additional income is influenced by the "spread" between the income generated by the portfolio and the cost of leverage.

    As the Fed increased short-term interest rates through June 2006, these spreads narrowed significantly and the Fund generated less additional distributable income. If the Fed maintains its pause on short-term rates, and long-term rates do not decrease materially, the Fund's leverage should continue to produce the same additional distributable income as it does now. Of course, if the Fed lowers short-term interest rates, the Fund should see a greater benefit from its use of leverage and consequently have more additional distributable income for its Common Stock shareholders.

    The cost of the Fund's hedging strategy is also directly affected by the slope of the yield curve (in other words, the difference between short- and long-term interest rates). When the yield curve is steep - as it was for most of the period from mid-2001 through 2004 - hedging tends to be expensive, because the market charges the difference between long- and short-term yields to those hedging. However, if the slope of the yield curve is as flat as it has been this year, the market will not charge as much to hedge and the Fund should not need to spend as much on its hedging strategy as it has over the past few years.

    We hope investors will take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. On it, there is a more extensive discussion of enhanced hybrid preferred securities, the impact of changing short-term interest rates on the additional distributable income provided by the Fund's leverage and how the slope of the yield curve affects the cost of the Fund's hedging strategy. It also contains a wide range of additional information about the Fund.

Sincerely,

           /S/ DONALD F. CRUMRINE                    /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                        Robert M. Ettinger
           Chairman of the Board                     President

October 19, 2006

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2006 (UNAUDITED)
                        --------------------------------------------------------


FUND STATISTICS ON 08/31/06
------------------------------------------------------
Net Asset Value                $     15.29

Market Price                   $     16.51

Premium                               7.98%

Yield on Market Price                 6.25%

Common Stock Shares

Outstanding                     10,444,513

INDUSTRY CATEGORIES         % OF PORTFOLIO
------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS

Utilities                               33%
Banks                                   31%
Insurance                               14%
Financial Services                      12%
Oil and Gas                              5%
Other                                    3%
REITs                                    2%

MOODY'S RATINGS             % OF PORTFOLIO
------------------------------------------
AAA                                    0.4%

AA                                     4.6%

A                                     21.4%

BBB                                   48.1%

BB                                    12.0%

Not Rated                            11.7%
------------------------------------------
Below Investment Grade*               14.9%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.


TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
------------------------------------------------------
Interstate Power & Light                       4.9%

HSBC                                           3.9%

FBOP Corporation                               3.8%

Goldman Sachs                                  3.6%


North Fork Bancorporation                      3.5%

SLM Corporation                                3.4%

Xcel Energy                                    3.1%

Lehman Brothers                                2.9%

First Republic Bank                            2.9%

Cobank                                         2.8%


                                                                                            % OF PORTFOLIO**
------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                 67%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)             62%
------------------------------------------------------------------------------------------------------------
**  THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION OF FUND
    DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY,
    DEPENDING ON MARKET  CONDITIONS.  INVESTORS SHOULD CONSULT THEIR TAX ADVISOR
    REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- 94.4%
               BANKING -- 31.2%
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $      3,405,360
               Auction Pass-Through Trust, Cl. B:
          11     Series 2006-5, Variable Rate Pfd., 144A****....................................            328,625*
          11     Series 2006-6, Variable Rate Pfd., 144A****....................................            328,625*
      54,700   BAC Capital Trust I, 7.00% Pfd. 12/15/31.........................................          1,398,132
       6,000   BAC Capital Trust II, 7.00% Pfd. 02/01/32........................................            151,320
$  1,500,000   Barclays Bank PLC, Adj. Rate Pfd.................................................          1,405,957**(1)
$    800,000   Barnett Capital II, 7.95% 12/01/26 Capital Security..............................            835,068
$  2,000,000   Capital One Capital III, 7.686% Pfd..............................................          2,089,970
      74,700   Citigroup Capital VIII, 6.95% Pfd. 09/15/31......................................          1,901,115
               Cobank, ACB:
      50,000     7.00% Pfd., 144A****...........................................................          2,589,750*
      75,000     Adj. Rate Pfd., 144A****.......................................................          4,087,125*
               Comerica (Imperial) Capital Trust I:
       5,000     7.60% Pfd. 07/01/50............................................................            127,350
$    500,000     9.98% 12/31/26 Capital Security, Series B......................................            539,657
$  1,500,000   Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A..................          1,589,137
       9,000   FBOP Corporation, Adj. Rate Pfd., 144A****.......................................          9,180,000*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............          2,371,241(1)
               First Republic Bank:
     200,000     6.25% Pfd......................................................................          4,914,000*
      53,700     6.70% Pfd......................................................................          1,363,174*
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A****..            605,813
$  1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security..........................          1,787,393
      16,500   Fleet Capital Trust VII, 7.20% Pfd. 12/15/31.....................................            420,833
       5,000   Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32....................................            128,450
$  7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................          8,309,102
$  3,000,000   HBOS Capital Funding LP, 6.85% Pfd...............................................          3,040,650(1)
       5,000   HSBC Series II, Variable Inverse Pfd., Pvt.......................................          5,510,000*
               HSBC USA, Inc.:
     140,000     6.50% Pfd., Series H...........................................................          3,700,900*
       3,250     $2.8575 Pfd....................................................................            163,296*
$    270,000   Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security.................            282,701
$    674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security.............................            702,399
      16,000   PFGI Capital Corporation, 7.75% Pfd..............................................            412,960
$    650,000   RBS Capital Trust B, 6.80% Pfd...................................................            655,629**(1)
          10   Roslyn Real Estate, 8.95% Pfd., Series C, 144A****...............................          1,093,816
      77,600   Sovereign Bancorp, 7.30% Pfd., Series C..........................................          2,068,816*
      30,600   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................            807,228

                                       4

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
       1,100   SunTrust Capital V, 7.05% Pfd. 12/15/31..........................................   $         28,028
       9,100   USB Capital V, 7.25% Pfd. 12/15/31...............................................            231,959
      16,000   USB Capital VII, 5.875% Pfd. 08/15/35............................................            369,760
      96,700   USB Capital VIII, 6.35% Pfd. 12/29/65............................................          2,403,479
       7,300   USB Capital X, 6.50% Pfd. 04/12/66...............................................            182,245
$  2,400,000   Washington Mutual Preferred Funding, Variable Rate Pfd., 144A****................          2,355,636
      40,000   Zions Capital Trust B, 8.00% Pfd. 09/01/32.......................................          1,031,200
-------------------------------------------------------------------------------------------------------------------
                                                                                                         74,897,899
                                                                                                   ----------------
               FINANCIAL SERVICES -- 11.1%
------------------------------------------------------------------------------------------------------------------------------------
               Goldman Sachs Group, Inc.:
     100,000     Adj. Rate Pfd., Series D.......................................................          2,557,500*
          25     Pass-Through Certificates, Class B, 144A****...................................          2,667,500*
       2,500     STRIPES Custodial Receipts, Pvt................................................          2,660,000*
               Lehman Brothers Holdings, Inc.:
      36,280     5.67% Pfd., Series D...........................................................          1,776,632*
     104,475     5.94% Pfd., Series C...........................................................          5,293,226*
       3,000   Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................          3,072,000*
       9,200   Morgan Stanley Capital Trust IV, 6.25% Pfd.......................................            226,550
       5,870   Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................            147,601
               SLM Corporation:
     136,855     6.97% Pfd., Series A...........................................................          7,362,115*
       7,500     Adj. Rate Pfd., Series B.......................................................            766,312*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         26,529,436
                                                                                                   ----------------
               INSURANCE -- 11.6%
------------------------------------------------------------------------------------------------------------------------------------
      15,000   ACE Ltd., 7.80% Pfd., Series C...................................................            387,450**(1)
               Aegon NV:
      27,750     6.375% Pfd.....................................................................            694,027**(1)
      25,000     6.50% Pfd......................................................................            626,000**(1)
      10,000   Arch Capital Group Ltd., 7.875% Pfd., Series B...................................            255,550**(1)
               Axis Capital Holdings:
      70,750     7.25% Pfd., Series A...........................................................          1,806,601**(1)
       9,300     Variable Rate Pfd., Series B...................................................            942,601(1)
      27,000   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................            664,740
      61,200   Endurance Specialty Holdings, 7.75% Pfd..........................................          1,521,738**(1)
      18,250   Everest Re Capital Trust II, 6.20% Pfd., Series B................................            419,020(1)
     140,000   MetLife Inc., 6.50% Pfd., Series B...............................................          3,602,200*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
$  1,625,000   Oil Insurance Ltd., Variable Rate Pfd., 144A****.................................   $      1,657,597(1)
      13,900   PartnerRe Capital Trust I, 7.90% Pfd. 12/31/31...................................            353,546**(1)
       2,010   PartnerRe Ltd., 6.75% Pfd., Series C.............................................             50,180**(1)
     151,800   Principal Financial Group, 6.518% Pfd............................................          4,191,957*
$    357,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................            339,248
$  4,500,000   Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........          4,738,973(1)
               Renaissancere Holdings Ltd.:
      25,200     6.08% Pfd., Series C...........................................................            560,952**(1)
       6,300     7.30% Pfd., Series B...........................................................            157,973**(1)
       6,100     8.10% Pfd., Series A...........................................................            153,415**(1)
     119,500   Scottish Re Group Ltd., 7.25% Pfd................................................          2,364,308**(1)
       7,500   St. Paul Capital Trust I, 7.60% Pfd. 10/15/50....................................            190,500
$  1,250,000   USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................          1,501,763
      22,850   XL Capital Ltd., 8.00% Pfd., Series A............................................            589,302**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,769,641
                                                                                                   ----------------
               UTILITIES -- 31.7%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd......................................................................             25,717*
       5,734     4.72% Pfd......................................................................            513,308*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993........................          1,041,500*
      10,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................            472,400
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt......................................................            417,875*
         900     4.96% Pfd., Series E, Pvt......................................................             80,469*
      11,119   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt.........          1,155,209*
               Connecticut Light & Power Company:
      12,124     4.50% Pfd., Series 1963, Pvt...................................................            469,441*
      34,300     5.28% Pfd., Series 1967........................................................          1,586,889*
       1,905     6.56% Pfd., Series 1968........................................................            100,003*
      15,778     $3.24 Pfd......................................................................            832,132*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C....................            184,506*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C.............................            193,593*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000   Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............   $      1,732,327
               Duquesne Light Company:
       7,675     4.10% Pfd......................................................................            278,142*
       9,190     4.15% Pfd......................................................................            337,089*
         910     4.20% Pfd......................................................................             33,779*
      40,575     6.50% Pfd......................................................................          2,060,196*
       5,490     $2.10 Pfd., Series A...........................................................            203,789*
     100,000   Entergy Arkansas, Inc., 6.45% Pfd................................................          2,571,000*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd.............................................            439,626*
      36,000   Entergy Louisiana, Inc., 6.95% Pfd., 144A****....................................          3,729,780*
       5,000   Entergy Mississippi, Inc., 4.92% Pfd.............................................            401,575*
               Florida Power Company:
       5,157     4.60% Pfd......................................................................            447,009*
      18,535     4.75% Pfd......................................................................          1,658,975*
      13,100   Georgia Power Capital Trust, 6.125% Pfd..........................................            336,997*
      50,000   Georgia Power Capital Trust  V, 7.125% Pfd. 03/31/42.............................          1,279,000
       2,010   Great Plains Energy, Inc., 4.50% Pfd.............................................            165,523*
      24,000   Gulf Power Company, 6.00% Pfd., Series 1.........................................          2,506,200*
      50,000   Hawaiian Electric Company, Inc., 5.25% Pfd., Series H, Pvt.......................            879,000*
$  3,500,000   Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security.........          3,677,187
      32,650   Indianapolis Power & Light Company, 5.65% Pfd....................................          3,023,063*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B..........................         11,813,760*
               Pacific Enterprises:
      27,430     $4.50 Pfd......................................................................          2,317,561*
      10,000     $4.75 Pfd., Series 53..........................................................            891,800*
               Pacific Gas & Electric Co.:
       7,600     4.50% Pfd., Series H...........................................................            151,278*
      41,500     5.00% Pfd., Series D...........................................................            909,680*
      79,086     5.00% Pfd., Series E...........................................................          1,780,226*
               PacifiCorp:
       1,095     5.40% Pfd......................................................................            110,896*
       1,225     $4.56 Pfd......................................................................             99,874*
      14,542     $4.72 Pfd......................................................................          1,227,127*
      10,278     $7.48 Sinking Fund Pfd.........................................................          1,045,530*
$    500,000   PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D.........            533,540
       8,137   Portland General Electric, 7.75% Sinking Fund Pfd................................            829,364*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd....................................            522,125*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965....................            773,600*

                                       7

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd......................................................................   $         19,734*
         700     4.50% Pfd......................................................................             11,774*
      77,000     $1.70 Pfd......................................................................          1,997,380*
               South Carolina Electric & Gas Company:
      24,924     5.125% Purchase Fund Pfd., Pvt.................................................          1,280,844*
       6,703     6.00% Purchase Fund Pfd., Pvt..................................................            341,250*
      10,600   Southern California Edison, 6.00% Pfd............................................          1,051,859*
      75,000   Southern Union Company, 7.55% Pfd................................................          1,948,875*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security.........................            789,866
               Union Electric Company:
      14,150     4.56% Pfd......................................................................          1,264,798*
       8,800     $7.64 Pfd......................................................................            908,644*
      12,500   Virginia Electric & Power Company, $7.05 Pfd.....................................          1,279,188*
      13,500   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................            345,668
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd......................................................................            103,956*
         546     4.80% Pfd......................................................................             49,626*
      13,000     6.20% Pfd......................................................................          1,332,435*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B...........................................................          1,255,710*
      26,200     $4.10 Pfd., Series C...........................................................          2,062,464*
      22,000     $4.11 Pfd., Series D...........................................................          1,736,130*
      17,750     $4.16 Pfd., Series E...........................................................          1,417,693*
      10,000     $4.56 Pfd., Series G...........................................................            875,500*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         75,913,054
                                                                                                   ----------------
               OIL AND GAS -- 4.5%
------------------------------------------------------------------------------------------------------------------------------------
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A...................................            816,000*
$  1,021,000   Enterprise Products Partners, Variable Rate Pfd..................................          1,062,463
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B.......................................          6,267,552*
$  1,675,000   KN Capital Trust III, 7.63% 04/15/28 Capital Security............................          1,511,603
      10,000   Lasmo America Limited, 8.15% Pfd., 144A****......................................          1,068,800*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,726,418
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 2.4%
------------------------------------------------------------------------------------------------------------------------------------
      21,400   BRE Properties, Inc., 8.08% Pfd., Series B.......................................            549,017
      20,000   Duke Realty Corporation, 6.625% Pfd., Series J...................................            490,600

                                       8

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Equity Office Property Trust, 7.75% Pfd., Series G...............................   $        253,900
       1,000   Equity Residential Properties, 8.29% Pfd., Series K..............................             59,105
      16,000   PS Business Parks, Inc., 7.00% Pfd., Series H....................................            398,320
               Public Storage, Inc.:
      19,000     6.18% Pfd., Series D...........................................................            450,870
     123,270     6.45% Pfd., Series F...........................................................          2,990,530
      10,000     6.45% Pfd., Series X...........................................................            245,450
       3,500     6.60% Pfd., Series C...........................................................             86,573
       2,800     6.75% Pfd., Series E...........................................................             70,322
      10,000     7.25% Pfd., Series K...........................................................            254,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,849,437
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.9%
------------------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B........................          1,120,504*
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................          3,470,400*
      26,000   Touch America Holdings, $6.875 Pfd...............................................                 --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,590,904
                                                                                                   ----------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $215,118,029) ...........................................................        226,276,789
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 4.5%
               FINANCIAL SERVICES -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
      36,300   Saturns-GS, 6.00% 02/15/33, Series Goldman Sachs.................................            864,121
-------------------------------------------------------------------------------------------------------------------
                                                                                                            864,121
                                                                                                   ----------------

               INSURANCE -- 2.3%
------------------------------------------------------------------------------------------------------------------------------------
$    900,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................            895,990
               Liberty Mutual Insurance:
$    572,000     7.50% 08/15/36, 144A****.......................................................            588,777
$  4,142,000     7.697% 10/15/97, 144A****......................................................          4,133,033
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,617,800
                                                                                                   ----------------
               UTILITIES -- 0.9%
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Duquesne Light Holdings, 6.25% 08/15/35..........................................            926,850
       5,000   Entergy Louisiana LLC, 7.60% 04/01/32............................................            127,775
      45,000   Northern States Power Company, 8.00%.............................................          1,169,550
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,224,175
                                                                                                   ----------------

                                       9

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               OIL AND GAS -- 0.9%
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   KN Energy, Inc., 7.45% 03/01/98..................................................   $      1,766,990
      15,000   Nexen, Inc., 7.35% Subordinated Notes............................................            381,750(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,148,740
                                                                                                   ----------------

                   TOTAL CORPORATE DEBT SECURITIES
                   (Cost $10,612,460)...........................................................         10,854,836
                                                                                                   ----------------

OPTION CONTRACTS -- 0.0%
       1,273   December Put Options on December U.S. Treasury Bond Futures, Expiring 11/21/06...            139,234+
         312   October Put Options on December U.S. Treasury Bond Futures, Expiring 09/22/06....              4,875+
-------------------------------------------------------------------------------------------------------------------
                   TOTAL OPTION CONTRACTS
                   (Cost $822,205)..............................................................            144,109
                                                                                                   ----------------
MONEY MARKET FUND -- 0.4%
     867,667   BlackRock Provident Institutional, TempFund .....................................            867,667
-------------------------------------------------------------------------------------------------------------------
                   TOTAL MONEY MARKET FUND
                   (Cost $867,667)..............................................................            867,667
                                                                                                   ----------------

TOTAL INVESTMENTS (Cost $227,420,361***)..........................................     99.3%            238,143,401
OTHER ASSETS AND LIABILITIES (Net)................................................      0.7%              1,585,026
                                                                                     ------        ----------------

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK..........................    100.0%++     $    239,728,427
                                                                                     ------        ----------------

MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ..........................        (80,000,000)
                                                                                                   ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $    159,728,427
                                                                                                   ================

---------------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)   Foreign Issuer.
+     Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
REIT  -- Real Estate Investment Trust

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                                             VALUE
                                                                                                           --------

OPERATIONS:
      Net investment income ....................................................................   $      9,932,653
      Net realized  gain/(loss) on investments  sold during the period .........................          3,748,887
      Change in net  unrealized  appreciation/depreciation  of  investments  held
          during the period ....................................................................         (2,740,350)
      Distributions to MMP(R)* Shareholders from net investment income,
          including changes in accumulated undeclared distributions ............................         (2,394,848)
                                                                                                   ----------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................          8,546,342

DISTRIBUTIONS:
      Dividends paid from net investment income to Common Stock Shareholders(2) ................         (8,199,831)
                                                                                                   ----------------
      TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................         (8,199,831)

FUND SHARE TRANSACTIONS:
      Increase from shares issued under the Dividend Reinvestment
          and Cash Purchase Plan ...............................................................          1,104,548
                                                                                                   ----------------
      NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
          FROM FUND SHARE TRANSACTIONS..........................................................          1,104,548

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                               ----------------
      FOR THE PERIOD ...........................................................................   $      1,451,059
                                                                                                   ================

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
      Beginning of period ......................................................................   $    158,277,368
      Net increase in net assets during the period .............................................          1,451,059
                                                                                                   ----------------
      End of period ............................................................................   $    159,728,427
                                                                                                   ================

-------------------------------------
*     Money Market Cumulative PreferredTM Stock.
(1)   These tables summarize the nine months ended August 31, 2006 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2005.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006  (UNAUDITED)
FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ......................................................   $          15.26
                                                                                                   ----------------
INVESTMENT OPERATIONS:
      Net investment income ....................................................................               0.96
      Net realized and unrealized gain/(loss) on investments ...................................               0.09
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
      From net investment income ...............................................................              (0.23)
      From net realized capital gains ..........................................................                 --
                                                                                                   ----------------
      Total from investment operations .........................................................               0.82
                                                                                                   ----------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
      From net investment income ...............................................................              (0.79)
      From net realized capital gains ..........................................................                 --
                                                                                                   ----------------
      Total distributions to Common Stock Shareholders .........................................              (0.79)
                                                                                                   ----------------
      Net asset value, end of period ...........................................................   $          15.29
                                                                                                   ================
      Market value, end of period ..............................................................   $          16.51
                                                                                                   ================
      Common Stock shares outstanding, end of period ...........................................         10,444,513
                                                                                                   ================
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
      Net investment income+ ...................................................................               6.32%**
      Operating expenses .......................................................................               1.51%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
      Portfolio turnover rate ..................................................................                 54%***
      Total net assets available to Common and Preferred Stock, end of period (in 000's)........   $        239,728
      Ratio of operating expenses to total average net assets available to
          Common and Preferred Stock ...........................................................               1.00%**


(1)   These tables summarize the nine months ended August 31, 2006 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2005.
*     Money Market Cumulative PreferredTM Stock.
**    Annualized.
***   Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++    Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
--------------------------------------------------------------------------------




                                  TOTAL                                                           DIVIDEND
                                DIVIDENDS          NET ASSET                NYSE                REINVESTMENT
                                  PAID               VALUE              CLOSING PRICE              PRICE(1)
                               ----------         ----------          ----------------         --------------
December 31, 2005 ...........   $0.0905             $15.38                $16.09                   $15.38
January 28, 2006 ............    0.0905              15.43                 16.89                    16.05
February 28, 2006 ...........    0.0905              15.57                 16.65                    15.82
March 31, 2006 ..............    0.0860              15.40                 16.08                    15.40
April 30, 2006 ..............    0.0860              15.23                 15.55                    15.23
May 31, 2006 ................    0.0860              15.10                 15.55                    15.10
June 30, 2006 ...............    0.0860              14.94                 15.19                    14.94
July 31, 2006 ...............    0.0860              14.89                 15.73                    14.94
August 31, 2006 .............    0.0860              15.29                 16.51                    15.68
--------------------

(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $227,705,319, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,485,858, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,047,776.

                      [This page intentionally left blank]

DIRECTORS
      Donald F. Crumrine, CFA
          Chairman of the Board
      David Gale
      Morgan Gust
      Karen H. Hogan
      Robert F. Wulf, CFA

OFFICERS
      Donald F. Crumrine, CFA
          Chief Executive Officer
      Robert M. Ettinger, CFA
          President
      R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
      Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
      Bradford S. Stone
          Vice President and
          Assistant Treasurer
      Christopher D. Ryan, CFA
          Vice President
      Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER
      Flaherty & Crumrine Incorporated
      e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
      CRUMRINE PREFERRED INCOME FUND?
      o If your shares are held in a Brokerage
        Account, contact your Broker.
      o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
        Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART

                              FLAHERTY & CRUMRINE
                              PREFERRED INCOME FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2006

                             www.preferredincome.com